Financial Assets At Fair Value Through Other Comprehensive Income (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Text block [abstract]
Summary of Financial Assets at Fair Value Through Other Comprehensive Income

	December 31, 2018	March 31, 2019
Non-current

Investments in equity instruments at FVTOCI Foreign unlisted ordinary shares	$187,244	$187,244

December 31, 2018
Non-current
Investments in equity instruments at FVTOCI
Foreign unlisted ordinary shares	$187,244